Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Mar. 01, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.54%)
5 Year	(2.37%)
Since 07/23/2003	5.55%
(Wells Fargo Advantage Absolute Return Fund - A, C) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Year	2.26%
Since 07/23/2003	2.46%
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A
Average Annual Return:
1 Year	(3.17%)
5 Year	3.01%
Since 07/23/2003	9.08%
Inception Date of Share Class	Feb. 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(3.67%)
5 Year	0.65%
Since 07/23/2003	6.49%
Inception Date of Share Class	Feb. 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.06%)
5 Year	1.34%
Since 07/23/2003	6.58%
Inception Date of Share Class	Feb. 28, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class C
Average Annual Return:
1 Year	0.99%
5 Year	3.46%
Since 07/23/2003	9.03%
Inception Date of Share Class	Feb. 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.54%)
5 Year	(2.37%)
Since 07/23/2003	5.55%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Year	2.26%
Since 07/23/2003	2.46%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class
Average Annual Return:
1 Year	2.92%
5 Year	4.40%
Since 07/23/2003	10.03%
Inception Date of Share Class	Feb. 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.38%
5 Year	2.02%
Since 07/23/2003	7.42%
Inception Date of Share Class	Feb. 28, 2012
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.90%
5 Year	2.52%
Since 07/23/2003	7.41%
Inception Date of Share Class	Feb. 28, 2012